3. Going Concern	4 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
3. Going Concern

Since the Company’s inception on May 24, 2014, we have generated immaterial revenues resulting in the incurrence of a net loss for the period ended September 30, 2014. This has further led to negative working capital, all which results in substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

We believe that, upon completion of our business combination with Indigo-Energy as discussed in Note 8, we will be able to raise the additional capital necessary to execute our business plans on a commercially viable basis. The additional capital will likely be raised through an equity offering of our common stock. We may not be able to raise such capital or at terms favorable to the Company. As of the date of this report we do not have any firm funding commitments.